A T B C | Fidelity Advisor Emerging Markets Income Fund
Fund Summary Fund/Class: Fidelity Advisor® Emerging Markets Income Fund/A, T, B, C
Investment Objective
The fund seeks a high level of current income.
As a secondary objective, the fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees A T B C Fidelity Advisor Emerging Markets Income Fund	Class A		Class T		Class B		Class C
Maximum sales charge (load) on purchases (as a % of offering price)	4.00%		4.00%		none		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[1]	5.00%	[2]	1.00%	[3]
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.00%		1.00%		1.00%		1.00%
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	Declines over 6 years from 5.00% to 0%.
[3]	On Class C shares redeemed less than one year after purchase.

Annual operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses A T B C Fidelity Advisor Emerging Markets Income Fund		Class A	Class T	Class B	Class C
Management fee		0.66%	0.66%	0.66%	0.66%
Distribution and/or Service (12b-1) fees		0.25%	0.25%	0.90%	1.00%
Other expenses		0.25%	0.29%	0.32%	0.25%
Acquired fund fees and expenses		0.06%	0.06%	0.06%	0.06%
Total annual operating expenses	[1]	1.22%	1.26%	1.94%	1.97%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Sell All Shares
Expense Example A T B C Fidelity Advisor Emerging Markets Income Fund (USD $)	Class A	Class T	Class B	Class C
1 year	519	523	697	300
3 years	772	784	909	618
5 years	1,044	1,064	1,247	1,062
10 years	1,818	1,862	1,990	2,296

Hold Shares
Expense Example, No Redemption A T B C Fidelity Advisor Emerging Markets Income Fund (USD $)	Class A	Class T	Class B	Class C
1 year	519	523	197	200
3 years	772	784	609	618
5 years	1,044	1,064	1,047	1,062
10 years	1,818	1,862	1,990	2,296

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 143% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing at least 80% of assets in securities of issuers in emerging markets (countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar emerging characteristics) and other investments that are tied economically to emerging markets.
  Normally investing primarily in debt securities of issuers in emerging markets.
  Potentially investing in other types of securities, including equity securities of emerging market issuers, debt securities of non-emerging market foreign issuers, and lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) of U.S. issuers.
  Allocating investments across different emerging market countries.
  Analyzing a security's structural features and current pricing, trading opportunities, and the credit, currency, and economic risks of the security and its issuer to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign and Emerging Market Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.
Year-by-Year Returns
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	17.89%	June 30, 2009
Lowest Quarter Return	-11.77%	December 31, 2008

Average Annual Returns
Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended
December 31, 2014
Average Annual Total Returns A T B C Fidelity Advisor Emerging Markets Income Fund	Past 1 year	Past 5 years	Past 10 years
Class A Return Before Taxes	(0.15%)	5.70%	7.40%
Class A Return After Taxes on Distributions	(2.36%)	3.64%	4.99%
Class A Return After Taxes on Distributions and Sale of Fund Shares	(0.05%)	3.63%	4.85%
Class T Return Before Taxes	(0.17%)	5.69%	7.36%
Class B Return Before Taxes	(1.70%)	5.50%	7.32%
Class C Return Before Taxes	2.16%	5.77%	7.00%
J.P. Morgan Emerging Markets Bond Index Global (reflects no deduction for fees, expenses, or taxes)	5.53%	7.27%	7.68%